GREAT HALL INVESTMENT FUNDS, INC.
60 SOUTH SIXTH STREET
MINNEAPOLIS, MN  55402
800-934-6674

GREAT HALL-REGISTRATION MARK-
INVESTMENT FUNDS, INC.

----------------------
   Annual Report
----------------------

PRIME MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-FREE MONEY MARKET FUND
INSTITUTIONAL PRIME MONEY MARKET FUND
INSTITUTIONAL TAX-FREE MONEY MARKET FUND


[LOGO]

July 31, 1999

    [LOGO]
                                                               September 3, 1999

To Our Shareholders:

We are pleased to present the July 31, 1999 Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Insitutional Tax Free Money Market Funds. This report contains a statement of Assets and Liabilities for each Fund and a detailed schedule of each Fund's investment portfolio as of July 31, 1999. Also included are Statements of Operations which show each Fund's earnings and expenses, and Statements of Changes in Net Assets for the fiscal year.

Short-term interest rates declined about 0.75% last fall, as the Fed reduced interest rates in order to stabilize the international financial system. Interest rates stayed at these lower levels until the end of May, when it became apparent that the Fed was about to reverse course and begin to raise the fed funds rate (the rate at which banks lend each other money overnight). Short-term interest rates have since risen about 0.50% from their lows. The Fed raised the fed funds rate from 4.75% to 5.00% in June and to 5.25% in August. The U.S. economy continues its magnificent performance. Economic growth is continuing at about 4%, unemployment is at the lowest rate in 30 years, inflation remains low, and the federal budget is in balance. The Fed will continue to monitor the economy's growth rate and the tightness of the labor market to determine if further increases in short-term interest rates are warranted.

The primary goals of each Fund are to preserve capital and maintain high liquidity. To meet these goals the Funds' managers employ careful credit analysis on all investments, and the Funds are managed very conservatively. None of the Funds have ever invested in "funding agreements," which have recently experienced some difficulties. Despite these conservative policies, the Funds' yields have remained competitive compared to other money market funds. This prudent and successful strategy has earned the confidence of investors, who have brought the net asset level of the Funds to $5.7 billion as of July 31, 1999.

Thank you for your confidence in the Great Hall Funds. We pledge to continue managing these Funds in the careful and diligent manner that you have come to expect.

Sincerely,

          [LOGO]
Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

JULY 31, 1999

                               PRIME       U.S. GOVERNMENT       TAX-FREE       INST'L PRIME    INST'L TAX-FREE
                               MONEY            MONEY             MONEY            MONEY             MONEY
                            MARKET FUND      MARKET FUND       MARKET FUND      MARKET FUND       MARKET FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities
  at market value (note
  2), amortized cost
  $4,508,972,711;
  $269,955,551;
  $495,442,943;
  $308,611,703; and
  $52,872,294,
  respectively...........  $4,508,972,711    $269,955,551     $  495,442,943   $  308,611,703      $52,872,294
Cash in bank on demand
  deposit................         985,051          68,282             57,060           46,595           44,401
Accrued interest
  receivable.............      15,480,907       1,613,156          2,059,968        1,730,760          260,987
Organization costs (note
  2).....................              --              --                 --            5,099               --
----------------------------------------------------------------------------------------------------------------
Total assets.............   4,525,438,669     271,636,989        497,559,971      310,394,157       53,177,682
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment
  advisory fee...........       1,714,632          99,924            219,148           69,512               --
Other accrued expenses...       1,024,240         160,580            202,191          141,548           29,001
----------------------------------------------------------------------------------------------------------------
Total liabilities........       2,738,872         260,504            421,339          211,060           29,001
----------------------------------------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital
  stock..................  $4,522,699,797    $271,376,485     $  497,138,632   $  310,183,097      $53,148,681
----------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital stock -
  authorized 100 billion
  shares of $.01 par
  value for each Fund,
  outstanding
  4,522,699,797;
  271,376,485; and
  497,138,632 shares,
  respectively...........  $   45,226,998    $  2,713,765     $    4,971,386   $           --      $        --
Capital stock -
  authorized 10 billion
  shares of $.01 par
  value for each Fund,
  outstanding
  310,183,097; and
  53,148,681 shares,
  respectively...........              --              --                 --        3,101,831          531,487
Additional paid-in
  capital................   4,477,472,799     268,662,720        492,167,246      307,081,266       52,617,194
----------------------------------------------------------------------------------------------------------------
    Total - representing
      net assets
      applicable to
      outstanding capital
      stock..............  $4,522,699,797    $271,376,485     $  497,138,632   $  310,183,097      $53,148,681
----------------------------------------------------------------------------------------------------------------
Net asset value per share
  of outstanding capital
  stock..................  $         1.00    $       1.00     $         1.00   $         1.00      $      1.00
----------------------------------------------------------------------------------------------------------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

YEAR ENDED JULY 31, 1999

                              PRIME      U.S. GOVERNMENT      TAX-FREE      INST'L PRIME    INST'L TAX-FREE
                              MONEY           MONEY             MONEY           MONEY            MONEY
                           MARKET FUND     MARKET FUND       MARKET FUND     MARKET FUND      MARKET FUND*
------------------------------------------------------------------------------------------------------------
INCOME:
  Interest...............  $244,054,713     $13,723,708     $17,258,735     $14,811,433        $1,237,071
------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
  Investment advisory
    fee..................    20,639,795       1,177,276       2,661,827         714,258           100,138
  Custodian, accounting
    and
    transfer agent
    fees.................       239,700          46,300          74,650          33,050            22,800
  Sub-accounting fees....     5,187,000         141,400         137,900           2,400             1,050
  Reports to
    shareholders.........     1,568,074          40,250          31,300           3,000               900
  Amortization of
    organization costs...            --              --              --           1,683                --
  Directors' fees........         6,199           6,199           6,199           8,799             7,500
  Audit and legal fees...        73,500          31,000          41,000          29,900            21,726
  Registration fees......       463,089         121,995         200,690         158,227            56,244
  Administrative.........        27,750           2,200           2,400           5,200             1,000
  Other expenses.........        60,434          28,165           6,676           2,849             8,670
------------------------------------------------------------------------------------------------------------
Total expenses...........    28,265,541       1,594,785       3,162,642         959,366           220,028
Less expenses voluntarily
  waived or absorbed by
  Advisor................            --              --              --              --          (100,138)
------------------------------------------------------------------------------------------------------------
Total net expenses.......    28,265,541       1,594,785       3,162,642         959,366           119,890
------------------------------------------------------------------------------------------------------------
Investment income --
  net....................   215,789,172      12,128,923      14,096,093      13,852,067         1,117,181
------------------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting from
  operations.............  $215,789,172     $12,128,923     $14,096,093     $13,852,067        $1,117,181
------------------------------------------------------------------------------------------------------------

  *  Period from September 23, 1998 (commencement of operations) to July 31,
     1999.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   U.S. GOVERNMENT
                               PRIME MONEY MARKET FUND            MONEY MARKET FUND
-----------------------------------------------------------------------------------------
                                Year             Year            Year           Year
                                Ended            Ended           Ended          Ended
                            July 31, 1999    July 31, 1998   July 31, 1999  July 31, 1998
-----------------------------------------------------------------------------------------
Operations:
  Investment income,
    net..................  $   215,789,172  $   196,120,553  $  12,128,923  $  10,786,378
-----------------------------------------------------------------------------------------
  Net increase in net
    assets resulting from
    operations...........      215,789,172      196,120,553     12,128,923     10,786,378
-----------------------------------------------------------------------------------------
Distributions to
  shareholders from:
  Investment income --
    net..................     (215,789,172)    (196,120,553)   (12,128,923)   (10,786,378)
-----------------------------------------------------------------------------------------
  Total distributions to
    shareholders.........     (215,789,172)    (196,120,553)   (12,128,923)   (10,786,378)
-----------------------------------------------------------------------------------------
Capital share
  transactions at net
  asset
  value of $1.00 per
  share:
    Proceeds from
      sales..............    2,663,848,899    5,231,760,076    325,052,784    295,197,283
    Shares issued for
      reinvestment
      of distributions...      215,789,172      196,120,553     12,128,923     10,786,378
    Payment for shares
      redeemed...........   (3,201,289,989)  (3,713,382,899)  (294,734,706)  (259,209,672)
-----------------------------------------------------------------------------------------
  Increase/(decrease) in
    net assets from
    capital share
    transactions.........     (321,651,918)   1,714,497,730     42,447,001     46,773,989
-----------------------------------------------------------------------------------------
Total increase/(decrease)
  in net assets..........     (321,651,918)   1,714,497,730     42,447,001     46,773,989
-----------------------------------------------------------------------------------------
Net assets at beginning
  of period..............    4,844,351,715    3,129,853,985    228,929,484    182,155,495
-----------------------------------------------------------------------------------------
Net assets at end of
  period.................  $ 4,522,699,797  $ 4,844,351,715  $ 271,376,485  $ 228,929,484
-----------------------------------------------------------------------------------------

  *  Commencement of operations.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     TAX-FREE                INSTITUTIONAL PRIME
                                MONEY MARKET FUND             MONEY MARKET FUND        INSTITUTIONAL
                                                                                         TAX-FREE
                                                                                       MONEY MARKET
                                                                                           FUND
                           -------------------------------------------------------------------------
                                                                         Period from    Period from
                                                                          Aug. 11,       Sept. 23,
                               Year           Year           Year           1997*          1998*
                               Ended          Ended          Ended       to July 31,    to July 31,
                           July 31, 1999  July 31, 1998  July 31, 1999      1998           1999
----------------------------------------------------------------------------------------------------
Operations:
  Investment income,
    net..................  $  14,096,093  $  14,463,281  $  13,852,067  $   5,595,853  $   1,117,181
----------------------------------------------------------------------------------------------------
  Net increase in net
    assets resulting from
    operations...........     14,096,093     14,463,281     13,852,067      5,595,853      1,117,181
----------------------------------------------------------------------------------------------------
Distributions to
  shareholders from:
  Investment income --
    net..................    (14,096,093)   (14,463,281)   (13,852,067)    (5,595,853)    (1,117,181)
----------------------------------------------------------------------------------------------------
  Total distributions to
    shareholders.........    (14,096,093)   (14,463,281)   (13,852,067)    (5,595,853)    (1,117,181)
----------------------------------------------------------------------------------------------------
Capital share
  transactions at net
  asset
  value of $1.00 per
  share:
    Proceeds from
      sales..............    568,704,391    599,371,172    784,765,959    439,240,574    159,109,858
    Shares issued for
      reinvestment
      of distributions...     14,096,093     14,463,281     13,852,067      5,595,853      1,117,181
    Payment for shares
      redeemed...........   (631,510,518)  (490,726,196)  (702,220,139)  (231,051,217)  (107,078,358)
----------------------------------------------------------------------------------------------------
  Increase/(decrease) in
    net assets from
    capital share
    transactions.........    (48,710,034)   123,108,257     96,397,887    213,785,210     53,148,681
----------------------------------------------------------------------------------------------------
Total increase/(decrease)
  in net assets..........    (48,710,034)   123,108,257     96,397,887    213,785,210     53,148,681
----------------------------------------------------------------------------------------------------
Net assets at beginning
  of period..............    545,848,666    422,740,409    213,785,210             --             --
----------------------------------------------------------------------------------------------------
Net assets at end of
  period.................  $ 497,138,632  $ 545,848,666  $ 310,183,097  $ 213,785,210  $  53,148,681
----------------------------------------------------------------------------------------------------

  *  Commencement of operations.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

   Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds; Prime, U.S. Government, Tax-Free, Institutional Prime, and the Institutional Tax-Free Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The significant accounting policies followed by the funds are as follows:

   INVESTMENTS IN SECURITIES
   Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

   Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

   USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   FEDERAL TAXES
   The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

   DISTRIBUTION TO SHAREHOLDERS
   Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

   ORGANIZATION COSTS
   Organization expenses were incurred in connection with the start-up and initial registration of both Institutional Prime and Institutional Tax-Free Money Market Funds. The Institutional Prime organizational expenses are being amortized over 60 months while the Institutional Tax-Free organizational expenses were expensed during the period.

   REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  INVESTMENT SECURITY TRANSACTIONS

   Cost of purchases and proceeds from sales of securities from August 1, 1998 to July 31, 1999 (September 23, 1998 to July 31, 1999 for Institutional Tax-Free Money Market Fund) were as follows:

                                                               PURCHASES       SALES PROCEEDS
-----------------------------------------------------------------------------------------------
Prime Money Market Fund..................................  $  65,587,783,941  $  65,909,916,018
U.S. Government Money Market Fund........................      8,459,142,198      8,417,132,171
Tax-Free Money Market Fund...............................      1,080,231,905      1,129,084,670
Institutional Prime Money Market Fund....................      5,365,406,857      5,269,691,269
Institutional Tax-Free Money Market Fund.................        204,623,322        151,751,028

4.  FEES AND EXPENSES

   The Company has entered into an investment advisory and management agreement with Insight Investment Management (IIM), a wholly-owned subsidiary of Dain Rauscher Corporation, under which IIM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay IIM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets. IIM voluntarily waived its advisory fees for the Institutional Tax-Free Money Market Fund for the current period.

   Each of the five funds has also entered into sub-accounting agreements with affiliate Dain Rauscher Incorporated (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $18 per shareholder account plus certain out-of-pocket expenses. Under a prior agreement which ended November 17, 1998 the fee was equal to an annual rate of $12 per shareholder account plus certain out of pocket expenses.

   In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

   Legal fees and expenses of $49,525 for the period ended July 31, 1999 were paid to a law firm of which the Secretary of the funds is a partner.

5.  FINANCIAL HIGHLIGHTS

   Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                       PRIME MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------
                                                                                                Year ended
                             Year ended       Year ended       Year ended       Year ended       July 31,
                           July 31, 1999    July 31, 1998    July 31, 1997    July 31, 1996        1995
-----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....    $       1.00     $       1.00     $       1.00     $       1.00   $     1.00
-----------------------------------------------------------------------------------------------------------
Income from investment
  operations.............            0.05             0.05             0.05             0.05         0.05
Distributions to
  shareholders from
  investment income......           (0.05)           (0.05)           (0.05)           (0.05)       (0.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of
  period.................    $       1.00     $       1.00     $       1.00     $       1.00   $     1.00
-----------------------------------------------------------------------------------------------------------
Total return.............            4.6%             5.0%             4.9%             5.0%         4.9%
Net assets at end
  of period (000's
  omitted)...............    $  4,522,700     $  4,844,352     $  3,129,854     $  2,405,456   $1,598,925
Ratio of expenses to
  average daily net
  assets.................           0.61%            0.63%            0.64%            0.70%        0.77%
Ratio of net investment
  income to average daily
  net assets.............           4.62%            5.04%            4.90%            4.93%        4.93%
-----------------------------------------------------------------------------------------------------------

                                                  U.S. GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
                                                                                               Year ended
                             Year ended       Year ended       Year ended       Year ended      July 31,
                           July 31, 1999    July 31, 1998    July 31, 1997    July 31, 1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....     $      1.00      $      1.00      $      1.00      $      1.00   $   1.00
----------------------------------------------------------------------------------------------------------
Income from investment
  operations.............            0.05             0.05             0.05             0.05       0.05
Distributions to
  shareholders from
  investment income......           (0.05)           (0.05)           (0.05)           (0.05)     (0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end of
  period.................     $      1.00      $      1.00      $      1.00      $      1.00   $   1.00
----------------------------------------------------------------------------------------------------------
Total return.............            4.5%             5.0%             4.8%             4.9%       4.8%
Net assets at end
  of period (000's
  omitted)...............     $   271,376      $   228,929      $   182,155      $   146,685   $122,249
Ratio of expenses to
  average daily net
  assets.................           0.59%            0.59%            0.60%            0.65%      0.73%
Ratio of net investment
  income to average daily
  net assets.............           4.50%            4.98%            4.85%            4.87%      4.94%
----------------------------------------------------------------------------------------------------------

                                                     TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
                                                                                               Year ended
                             Year ended       Year ended       Year ended       Year ended      July 31,
                           July 31, 1999    July 31, 1998    July 31, 1997    July 31, 1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....     $      1.00      $      1.00      $      1.00      $      1.00   $   1.00
----------------------------------------------------------------------------------------------------------
Income from investment
  operations.............            0.03             0.03             0.03             0.03       0.03
Distributions to
  shareholders from
  investment income......           (0.03)           (0.03)           (0.03)           (0.03)     (0.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of
  period.................     $      1.00      $      1.00      $      1.00      $      1.00   $   1.00
----------------------------------------------------------------------------------------------------------
Total return.............            2.7%             3.1%             3.0%             3.0%       3.1%
Net assets at end
  of period (000's
  omitted)...............     $   497,139      $   545,849      $   422,740      $   359,153   $363,273
Ratio of expenses to
  average daily net
  assets.................           0.59%            0.58%            0.58%            0.59%      0.60%
Ratio of net investment
  income to average
  daily net assets.......           2.65%            3.05%            3.02%            3.03%      3.14%
----------------------------------------------------------------------------------------------------------

                   INSTITUTIONAL PRIME MONEY MARKET FUND
----------------------------------------------------------------------------
                                                              Period from
                                                           August 11, 1997*
                                            Year ended            to
                                          July 31, 1999      July 31, 1998
----------------------------------------------------------------------------
Net asset value, beginning of period....     $      1.00        $   1.00
----------------------------------------------------------------------------
Income from investment operations.......            0.05            0.05
Distributions to shareholders from
  investment income.....................           (0.05)          (0.05)
----------------------------------------------------------------------------
Net asset value, end of period..........     $      1.00        $   1.00
----------------------------------------------------------------------------
Total return............................            4.9%            5.2%
Net assets at end of period (000's
  omitted)..............................     $   310,183        $213,785
Ratio of expenses to average daily net
  assets**..............................           0.34%           0.39%
Ratio of net investment income to
  average daily net assets**............           4.85%           5.27%
----------------------------------------------------------------------------

  *  Commencement of operations.

 ** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.42%/5.24% for the period ended July 31, 1998.

                INSTITUTIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------
                                                        Period from
                                                    September 23, 1998*
                                                             to
                                                       July 31, 1999
------------------------------------------------------------------------
Net asset value, beginning of period..............         $  1.00
------------------------------------------------------------------------
Income from investment operations.................            0.03
Distributions to shareholders from investment
  income..........................................           (0.03)
------------------------------------------------------------------------
Net asset value, end of period....................         $  1.00
------------------------------------------------------------------------
Total return......................................            2.5%
Net assets at end of period (000's omitted).......         $53,149
Ratio of expenses to average daily net assets**...           0.30%
Ratio of net investment income to average daily
  net assets**....................................           2.79%
------------------------------------------------------------------------

  *  Commencement of operations.

 ** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Tax-Free Money Market Fund during the period ended July 31, 1999. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.55%/2.54% for the period ended July 31, 1999.

PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 1999

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
      (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.37%):
----------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS (1.78%)
   Archer Daniels Midland Company, 5.10%,
      9/21/99                                   $  3,000,000    $        2,978,325
   Cargill Inc., 5.12%-5.42%, 9/3/99-1/19/00      78,480,000            77,555,799
                                                                ------------------
                                                                        80,534,124
                                                                ------------------
BANKS - DOMESTIC (15.13%)
   Bank of America, 5.25%, 2/25/00                30,000,000            30,000,000
   Branch Banking & Trust Company,
      5.03%-5.25%, 9/15/99-10/8/99                14,000,000            14,016,831
   COFCO Capital Corporation, 5.11%, 8/17/99,
      LOC Bank of America                         10,100,000            10,077,062
   Comerica Bank, 5.17%, 7/13/00                  20,000,000(d)         19,992,508
   Fifth Third Bank, Cincinatti, 5.19%,
      10/20/99                                    25,000,000            25,000,000
   First National Bank of Chicago,
      5.15%-5.20%, 9/2/99-10/19/99                43,740,000            43,740,000
   First Tennessee Bank, 4.93%-5.05%,
      8/10/99-8/16/99                             42,000,000            42,000,000
   First Union National Bank, Charlotte,
      5.05%-5.32%, 10/21/99-11/10/99              64,700,000(d)         64,700,000
   Key Bank N.A., Cleveland, 4.98%-5.14%,
      9/23/99-2/18/00                             50,000,000(d)         50,004,244
   LaSalle Bank, Chicago, 5.01%-5.26%,
      8/18/99-2/1/00                              80,000,000            79,996,238
   NationsBank, 5.17%, 9/21/99                    10,000,000            10,000,000
   Old Kent Bank, 5.00%, 8/17/99                  30,000,000            30,000,000
   PNC Bank N.A., 5.15%, 8/3/99-6/7/00            75,000,000(d)         74,987,285
   Regionsbank N.A., Birmingham, 4.87%-5.73%,
      8/18/99-7/14/00                             46,100,000            46,099,792
   Southtrust Bank N.A., Atlanta, 4.89%,
      8/12/99                                     25,000,000            25,000,146
   Southtrust Bank N.A., Birmingham,
      5.09%-5.20%, 9/20/99-4/28/00                64,300,000            64,285,347
   U.S. Bank N.A., Minneapolis, 4.85%-5.14%,
      8/10/99-9/7/99                              54,000,000            54,000,000
                                                                ------------------
                                                                       683,899,453
                                                                ------------------
BANKS - OTHER (19.11%)
   ABN - AMRO, 5.01%, 11/17/99                    20,000,000            19,997,716
   Accor S.A., 4.96%-5.13%, 8/6/99-9/14/99,
      LOC Banque Nationale De Paris               65,000,000            64,767,383
   Abbey National Treasury Services,
      4.99%-5.13%, 10/19/99-5/4/00                61,200,000(d)         61,006,457
   Banco Nationale De Mexico, 5.13%, 9/16/99,
      LOC Barclays Bank                           20,000,000            19,868,900
   Banque National De Paris, 5.14%, 9/23/99       20,000,000            20,000,000
   Bank of Nova Scotia, 4.86%-5.53%,
      8/6/99-1/21/00                              80,000,000            79,959,000
   Canadian Imperial Bank of Commerce,
      5.03%-5.17%, 1/24/00-2/23/00                67,000,000            67,154,029

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------
BANKS - OTHER (CONTINUED)
   Deutsche Bank, 4.79%-5.10%, 8/4/99-4/19/00   $ 87,250,000    $       87,158,970
   Dresdner Bank A.G., New York, 5.06%-5.14%,
      1/14/00-7/24/00                             60,000,000            59,989,897
   Formosa Plastics USA, 5.05%-5.18%,
      8/17/99-10/12/99,
      LOC ABN - AMRO & Bank of America            45,000,000            44,736,689
   JMG Funding Inc., 5.12%-5.25%,
      9/1/99-9/14/99,
      LOC Societe Generale                        31,300,000            31,120,285
   National Westminster Bank, 4.98%-5.08%,
      1/7/00-4/10/00                              45,000,000            44,988,200
   Pemex Capital Capital Corporation,
      5.13%-5.15%, 9/20/99-9/24/99,
      LOC Societe Generale                        37,519,000            37,241,135
   Petroleo Brasilieiro, 4.82%, 8/9/99, LOC
      Barclays Bank                               20,000,000            19,978,578
   Presbyterian Healthcare Services, 5.11%,
      9/8/99,
      LOC Toronto-Dominion Bank                   22,850,000            22,726,750
   Rabobank Nederland, 4.98%-5.11%,
      1/10/00-2/16/00                             29,000,000            28,995,453
   Royal Bank of Canada, 5.04%, 2/8/00            11,000,000            10,997,489
   Sinochem America, 5.00%-5.13%,
      8/12/99-9/15/99,
      LOC ABN - AMRO                              30,000,000            29,880,896
   Toronto Dominion Holdings, Inc.,
      5.00%-5.16%, 10/29/99-1/5/00                49,000,000            48,614,935
   United Bank of Switzerland A.G.,
      5.20%-5.70%, 3/1/00-7/10/00                 65,000,000            64,978,815
                                                                ------------------
                                                                       864,161,577
                                                                ------------------
CHEMICALS (1.58%)
   Air Products and Chemicals, Inc., 5.08%,
      8/13/99                                     20,000,000            19,966,133
   Henkel Corporation, 5.10%-5.19%,
      9/16/99-11/12/99                            52,100,000(c)         51,577,271
                                                                ------------------
                                                                        71,543,404
                                                                ------------------
CONGLOMERATES (1.11%)
   Diageo Capital PLC, 5.10%, 8/2/99              50,000,000(c)         49,992,917
                                                                ------------------
DRUGS AND COSMETICS (1.93%)
   American Home Products, 4.92%-5.72%,
      8/3/99-2/15/00                              48,375,000(c)         48,198,634
   Becton Dickinson Company, 5.16%-5.38%,
      10/21/99-1/13/00                            40,000,000            39,274,633
                                                                ------------------
                                                                        87,473,267
                                                                ------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------
FINANCIAL - AUTO (1.40%)
   Ford Motor Credit Corporation,
      5.02%-5.11%, 8/26/99-9/8/99               $ 33,400,000    $       33,245,408
   General Motors Acceptance Corporation,
      4.97%, 8/17/99                              10,000,000             9,977,911
   Toyota Motor Credit Corporation, 5.77%,
      7/6/00                                      20,000,000            20,000,000
                                                                ------------------
                                                                        63,223,319
                                                                ------------------
FINANCIAL - AVIATION (2.15%)
   AlliedSignal Inc., 5.10%-5.20%,
      8/19/99-10/12/99                            68,815,000(c)         68,291,220
   International Lease Finance Corporation,
      4.79%-4.90%, 8/3/99-8/5/99                  29,000,000            28,988,107
                                                                ------------------
                                                                        97,279,327
                                                                ------------------
FINANCIAL - DIVERSIFIED BUSINESS (13.95%)
   American General Finance Corporation,
      4.90%-5.19%, 8/2/99-2/15/00                 91,450,000            91,260,911
   Associates Corporation of North America,
      5.10%-5.28%, 8/2/99-9/1/99                  75,655,000            75,662,786
   CIT Group Holdings, 5.29%, 1/14/00             30,000,000(d)         29,988,606
   Commercial Credit Corporation,
      4.90%-5.12%, 8/4/99-9/14/99                 84,405,000            84,217,321
   General Electric Capital Corporation,
      4.96%, 8/10/99                              25,000,000            24,969,000
   Goldman Sachs Group, 5.18%-5.41%,
      11/17/99-1/13/00                            65,000,000            65,000,000
   Household Finance Company, 5.10%, 9/13/99      30,000,000            29,817,250
   Merrill Lynch & Co., 4.98%-5.50%,
      9/30/99-3/6/00                              82,000,000(d)         82,032,097
   Morgan (J.P.) and Company, 5.00%, 8/20/99      20,000,000            19,947,222
   Morgan Stanley Dean Witter Discover,
      4.98%-5.14%, 8/13/99-3/2/00                 70,000,000(d)         69,984,041
   U.S. Bancorp Inc., 4.97%-5.10%,
      8/13/99-9/7/99                              24,240,000            24,148,792
   Wells Fargo Company, 5.01%-5.02%,
      8/10/99-8/25/99                             33,940,000            33,855,607
                                                                ------------------
                                                                       630,883,633
                                                                ------------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (20.49%)
   Asset Securitization Coop. Corporation,
      5.10%-5.17%, 8/24/99-9/17/99                84,750,000(c)         84,326,980
   Barton Capital Corporation, 5.05%-5.18%,
      8/10/99-10/8/99                            100,080,000(c)         99,506,522
   Delaware Funding Corporation, 5.05%-5.12%,
      8/26/99-9/10/99                             98,800,000(c)         98,331,171
   Edison Asset Securitization, 4.82%-5.18%,
      8/20/99-10/5/99                             87,117,000(c)         86,673,165
   Falcon Asset Securitization, 4.84%-5.22%,
      8/12/99-10/29/99                            84,000,000(c)         83,679,328
   Fleet Funding Corporation, 5.11%, 9/3/99       11,000,000(c)         10,948,474
   Park Avenue Receivables Corporation,
      5.11%-5.17%, 8/20/99-9/10/99                80,733,000(c)         80,429,675

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS,
ASSET-BACKED (CONTINUED)
   Preferred Receivables Funding Corporation,
      4.94%-5.13%, 8/5/99-9/16/99               $ 66,890,000(c) $       66,604,014
   Receivables Capital Corporation,
      4.98%-5.18%, 8/6/99-10/7/99                 94,415,000(c)         93,856,282
   Thunder Bay Funding, 4.82%-5.16%,
      8/3/99-10/4/99                              90,675,000(c)         90,251,889
   Triple A One Funding, 5.04%-5.13%,
      8/5/99-9/9/99                               43,104,000(c)         42,929,937
   Windmill Funding Corporation, 5.07%-5.14%,
      8/6/99-9/27/99                              89,830,000(c)         89,413,249
                                                                ------------------
                                                                       926,950,686
                                                                ------------------
FOOD AND BEVERAGE (4.86%)
   Anheuser Busch Companies Inc., 5.08%,
      7/6/00                                      36,200,000            36,176,618
   Bestfoods Company, 5.12%, 9/16/99              15,000,000            14,901,867
   Coca Cola Company, 4.87%-5.08%,
      8/2/99-8/26/99                              98,750,000            98,536,144
   H.J. Heinz Company, 4.90%-5.10%,
      8/5/99-8/24/99                              70,250,000            70,127,777
                                                                ------------------
                                                                       219,742,406
                                                                ------------------
GOVERNMENT - DOMESTIC (0.88%)
   Private Export Funding Corporation,
      5.08%-5.16%, 9/15/99-10/12/99               40,340,000            39,984,591
                                                                ------------------
HOUSEHOLD PRODUCTS (4.86%)
   Clorox Corporation, 5.00%-5.10%,
      8/13/99-9/16/99                             60,170,000            59,884,759
   Fortune Brands Inc., 5.00%-5.14%,
      8/2/99-10/1/99                              60,290,000(c)         60,062,107
   Proctor & Gamble Company, 4.88%-5.09%,
      8/6/99-8/23/99                             100,000,000            99,786,972
                                                                ------------------
                                                                       219,733,838
                                                                ------------------
MANUFACTURING (0.76%)
   Caterpillar Financial Services Inc.,
      4.80%-5.62%, 8/12/99-3/15/00                34,250,000            34,242,017
                                                                ------------------
OIL SERVICES (1.90%)
   American Petrofina Holding Company, 5.03%,
      8/16/99                                      5,000,000             4,989,521
   Halliburton Company, 4.90%-4.95%,
      8/4/99-8/11/99                              56,110,000            56,056,368
   Petrofina Delaware, 5.00%, 8/12/99             25,000,000            24,961,806
                                                                ------------------
                                                                        86,007,695
                                                                ------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------
TELECOMMUNICATIONS (2.73%)
   AT&T Company, 5.27%, 7/13/00                 $ 30,000,000(d) $       29,988,623
   BellSouth Telecommunications, 4.88%-5.14%,
      8/3/99-9/13/99                              93,765,000(c)         93,584,407
                                                                ------------------
                                                                       123,573,030
                                                                ------------------
UTILITIES - ELECTRIC (2.82%)
   Baltimore Gas & Electric Company,
      4.97%-5.10%, 8/13/99-9/1/99                 48,275,000(d)         48,250,733
   Carolina Power & Light, 5.05%, 9/13/99         32,000,000            31,806,978
   Northern States Power Company, 5.10%,
      9/20/99                                     23,000,000            22,837,083
   Southern California Edison, 5.11%, 9/10/99     25,000,000            24,858,056
                                                                ------------------
                                                                       127,752,850
                                                                ------------------
UTILITIES - FINANCIAL (1.93%)
   National Rural Utilities Cooperative
      Finance Corporation,
      4.78%-5.18%, 8/9/99-6/26/00                 87,400,000            87,144,577
----------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate
    Obligations (cost: $4,494,122,711)                          $    4,494,122,711
----------------------------------------------------------------------------------

TAXABLE MUNICIPALS (0.33%):
----------------------------------------------------------------------------------
   New York City G.O., 4.90%, 8/11/99, FGIC
      Insured                                     10,450,000            10,450,000
   State of Connecticut G.O. 5.65%, 8/1/99         4,400,000             4,400,000
----------------------------------------------------------------------------------
Total Taxable Municipals (cost: $14,850,000)                    $       14,850,000
----------------------------------------------------------------------------------
Total Investment in Securities (cost:
$4,508,972,711) (b)                                             $    4,508,972,711
----------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 1999.

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 1999

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
      (Percentages of each investment category relate to total net assets.)
GOVERNMENT & AGENCIES SECURITIES (91.26%):
----------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (13.45%)
   5.05%-6.15%, 9/24/99-5/12/00                 $ 36,500,000    $       36,498,358
FEDERAL HOME LOAN MORTGAGE CORPORATION (36.76%)
   4.76%-6.13%, 8/19/99-7/14/00                   99,970,000(c)         99,764,772
FEDERAL HOME LOAN BANK (18.57%)
   4.75%-5.15%, 8/20/99-5/12/00                   50,500,000(c)         50,385,371
FEDERAL FARM CREDIT BANK (12.90%)
   5.00%-5.06%, 3/10/00-7/3/00                    35,000,000(c)         34,995,542
STUDENT LOAN MARKETING ASSOCIATION (9.21%)
   5.16%-5.31%, 12/10/99-7/27/00                  25,000,000(c)         25,006,018
TENNESSEE VALLEY AUTHORITY (0.37%)
   4.86%, 10/1/99                                  1,000,000             1,005,490
----------------------------------------------------------------------------------
Total Government & Agencies Securities (cost:
    $247,655,551)                                               $      247,655,551
----------------------------------------------------------------------------------

REPURCHASE AGREEMENT (8.22%)
----------------------------------------------------------------------------------
   Merrill Lynch, 5.05%, acquired 7/30/99 and
      due 8/2/99 with accrued interest of
      $9,385 (collateralized by $23,065,000
      Federal National Mortgage Association
      Note, 5.90%, 4/12/04) (cost:
      $22,300,000)                                22,300,000            22,300,000
----------------------------------------------------------------------------------
Total Investment in Securities (cost:
$269,955,551) (b)                                               $      269,955,551
----------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion of the balance consists of securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 1999.

TAX FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 1999

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
      (Percentages of each investment category relate to total net assets.)
ALABAMA (1.62%)
   Morgan County Decatur General Hospital,
      3.55%, 3/1/00,
      AMBAC Insured                             $    965,000    $          975,130
   Town of Chatom Independent Development
      Board, 3.35%, 8/13/99,
      Guaranty: National Rural Coop Finance
      Corporation                                  7,100,000             7,100,000
                                                                ------------------
                                                                         8,075,130
                                                                ------------------
ALASKA (0.76%)
   Anchorage General Obligation, 3.60%,
      8/1/00, MBIA Insured                         2,000,000             2,019,414
   Anchorage Alaska Water Revenue, 3.50%,
      8/1/99, FSA Insured                          1,000,000             1,000,000
   Fairbanks North Star Borough, 3.25%,
      4/1/00, FSA Insured                            745,000               759,527
                                                                ------------------
                                                                         3,778,941
                                                                ------------------
ARIZONA (2.79%)
   Maricopa County PCR (El Paso Elect),
      3.10%, 7/1/14-12/1/14,
      LOC Barclays Bank                           12,300,000(b)         12,300,000
   Scottsdale Arizona IDA Hospital, 3.24%,
      9/1/99, AMBAC Insured                        1,560,000             1,563,884
                                                                ------------------
                                                                        13,863,884
                                                                ------------------
CALIFORNIA (1.29%)
   Los Angeles Regional Airports Improvement
      Corp. Lease Revenue
      3.40%, 12/1/24, LOC Wachovia Bank of
      Georgia                                      6,400,000(b)          6,400,000
                                                                ------------------
COLORADO (4.39%)
   Adams County Family Housing Revenue
      (Hunters Cove Project)
      Series 1985A, 3.25%, 1/15/14, LOC GECC       7,500,000(b)          7,500,000
   Association of School Boards (Pueblo
      School District),
      3.20%, 12/1/99, Prerefunded                  1,555,470             1,534,593
   Aurora Centretech Metro District, 3.40%,
      12/1/99,
      LOC Banque National De Paris                 1,000,000             1,000,000
   Central Platte Valley Metro District,
      3.55%, 10/1/99, MBIA Insured                 1,000,000               999,998
   Dove Valley Metro District, 3.38%,
      11/1/99,
      LOC Banque National De Paris                 4,925,000             4,925,000
   Health Facilities Authority Revenue
      (Visiting Nurses), 3.40%, 7/1/22,
      LOC Norwest Bank                             1,030,000(b)          1,030,000
   Interstate South Metro District, 3.38%,
      11/1/99,
      LOC Banque National De Paris                 3,270,000             3,270,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
COLORADO (CONTINUED)
   SBC Metro District, 3.35%, 12/1/99, LOC
      U.S. Bank                                 $  1,555,000    $        1,555,000
                                                                ------------------
                                                                        21,814,591
                                                                ------------------
DELAWARE (1.25%)
   Delaware Valley Regional Finance
      Authority, 3.05%, 12/1/20,
      LOC Credit Suisse                            2,600,000(b)          2,600,000
   New Castle County Development Authority,
      3.15%, 8/15/20,
      LOC First Union National Bank                3,592,500(b)          3,592,500
                                                                ------------------
                                                                         6,192,500
                                                                ------------------
DISTRICT OF COLUMBIA (0.30%)
   District of Columbia G.O., 3.10%, 12/1/99,
      FSA Insured                                  1,485,000             1,494,732
                                                                ------------------
FLORIDA (3.93%)
   Hillsborough County Florida Utility,
      3.05%-3.45%, 8/1/99, MBIA Insured            2,500,000             2,500,000
   Jacksonville Education Facility Revenue,
      3.15%, 10/1/22, LOC First Union              4,000,000(b)          4,000,000
   Orange County Housing Finance Authority
      Housing Revenue,
      3.10%, 12/1/22 LOC Citibank                  2,200,000(b)          2,200,000
   Palm Beach Housing Finance Development
      Authority, 3.00%, 11/1/07,
      LOC Credit Suisse                            5,000,000(b)          5,000,000
   West Orange Memorial Hospital,
      3.25%-3.30%, 8/2/99-8/10/99,
      LOC Rabobank Nederland                       5,850,000             5,850,000
                                                                ------------------
                                                                        19,550,000
                                                                ------------------
GEORGIA (5.47%)
   De Kalb Private Hospital Authority, 3.05%,
      3/1/24, LOC Suntrust Bank                    7,000,000(b)          7,000,000
   Fulton County Residential Home Care,
      3.45%, 1/1/18,
      LOC Rabobank Nederland                       1,100,000(b)          1,100,000
   Hapeville Development Authority, 3.40%,
      11/1/15, LOC Deutsche Bank                   2,200,000(b)          2,200,000
   Municipal Electric Authority of Georgia,
      3.15%, 1/1/26, LOC ABN-AMRO                 16,900,000(b)         16,900,000
                                                                ------------------
                                                                        27,200,000
                                                                ------------------
ILLINOIS (10.66%)
   Chicago O'Hare International Airport,
      3.00%, 1/1/15,
      LOC Societe Generale                         3,200,000(b)          3,200,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
   City of Springfield Community Improvement
      Revenue Bonds Series 1985, (Realty
      Restoration Project), 3.40%, 12/1/15,
      collateralized in U.S. Governments        $  3,100,000(b) $        3,100,000
   City of Springfield MFHR (OT Center
      Limited Project), 3.40%, 12/1/15,
      collateralized in U.S. Governments           7,700,000(b)          7,700,000
   Cook County Community College #508, 3.15%,
      12/1/99, MBIA Insured                        1,000,000             1,013,547
   Development Finance Authority (A.E.
      Stanley Manufacturing), 3.00%, 12/1/05,
      LOC Union Bank of Switzerland                1,600,000(b)          1,600,000
   Development Finance Authority (Jewish
      Elderly Council), 3.15%, 3/1/25,
      LOC LaSalle National Bank                      600,000(b)            600,000
   Education Facility Authority Demand
      Revenue Bond
      (Cultural Pool Program), 3.10%,
      12/1/25,
      LOC First National Bank of Chicago           4,265,000(b)          4,265,000
   Galesburg Revenue (Knox College),
      3.15%-3.25%, 7/1/24-3/1/31,
      LOC LaSalle National Bank                    8,500,000(b)          8,500,000
   Health Facilities Authority (Alexian
      Brothers Medical Center),
      3.20%-3.35%, 8/23/99-9/8/99, MBIA
      Insured                                      4,300,000             4,300,000
   Health Facilities Authority (Children's
      Memorial Hospital Project), Series
      1985B, 3.20%, 11/1/15, LOC First
      National Bank of Chicago                     9,900,000(b)          9,900,000
   Joliet Regional Port District Bonds,
      3.50%, 7/15/03,
      Guaranty: Dow Chemical                       8,795,000(b)          8,795,000
                                                                ------------------
                                                                        52,973,547
                                                                ------------------
INDIANA (3.73%)
   Health Facilities Financing Authority
      Hospital Revenue Bonds Series 1990,
      3.00%, 11/1/20, LOC National Bank of
      Detroit                                      2,000,000(b)          2,000,000
   Health Facilities Financing Authority,
      3.00%, 8/1/06-1/1/22,
      LOC First Chicago                            7,800,000(b)          7,800,000
   Health Facilities Financing Authority
      (Capital Access Designated Pool
      Program) 3.15%, 12/1/02-4/1/13,
      LOC Comerica Bank                            6,750,000(b)          6,750,000
   Secondary Market for Education Loans,
      3.35%, 6/1/00, AMBAC Insured                 2,000,000             2,004,025
                                                                ------------------
                                                                        18,554,025
                                                                ------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
IOWA (5.31%)
   Financial Authority Revenue (Burlington
      Medical Center), 3.20%, 6/1/27, FSA
      Insured                                   $ 20,400,000(b) $       20,400,000
   Higher Education Loan Authority Revenue
      (Palmer Chiropractic), 3.55%, 4/1/27,
      LOC Firstar Bank N.A.                        3,000,000(b)          3,000,000
   Mount Vernon Private College Project
      (Cornell) Series 1985, 3.20%, 10/1/15,
      LOC U.S. Bank                                3,000,000(b)          3,000,000
                                                                ------------------
                                                                        26,400,000
                                                                ------------------
KANSAS (0.50%)
   State Development Authority Revenue,
      3.25%, 6/1/00, FSA Insured                   2,470,000             2,485,008
                                                                ------------------
KENTUCKY (0.56%)
   Economic Development Finance Authority
      (Baptist Healthcare),
      3.05%, 8/15/99, MBIA Insured                 1,800,000             1,800,642
   State Property and Buildings Community
      Revenue, 3.05%, 9/1/99                       1,000,000             1,000,908
                                                                ------------------
                                                                         2,801,550
                                                                ------------------
LOUISIANA (1.52%)
   Orleans Parish School Board, 3.20%,
      2/1/00, MBIA Insured                         3,000,000             2,953,036
   Parish of East Baton Rouge, 3.40%,
      11/1/19, Guaranty: Exxon Corporation         4,600,000(b)          4,600,000
                                                                ------------------
                                                                         7,553,036
                                                                ------------------
MARYLAND (5.43%)
   Anne Arundel County Port Facilities
      Revenue, 3.35%, 8/5/99-10/13/99,
      Guaranty: Baltimore Gas & Electric           6,200,000             6,200,000
   Baltimore County Consolidated Public
      Improvement Bonds, 3.15%, 4/1/00,
      Prerefunded and Escrowed in Governments      2,380,000             2,484,550
   Montgomery County Housing Opportunity,
      3.15%, 11/1/07, LOC FHLMC                   18,300,000(b)         18,300,000
                                                                ------------------
                                                                        26,984,550
                                                                ------------------
MASSACHUSETTS (0.31%)
   State Construction Loans, 3.15%, 3/1/00,
      Escrowed in Governments                      1,500,000             1,563,988
                                                                ------------------
MICHIGAN (2.02%)
   Delta County Economic Development
      Authority, 3.40%, 12/1/23,
      LOC Bank of Nova Scotia                      5,800,000(b)          5,800,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
MICHIGAN (CONTINUED)
   Farmington Public School District, 3.25%,
      5/1/00, Guaranty: School Bond Loan
      Program                                   $    815,000    $          818,739
   Kent Hospital Finance Authority (Spectrum
      Health), 3.00%, 1/15/26,
      MBIA Insured                                 3,400,000(b)          3,400,000
                                                                ------------------
                                                                        10,018,739
                                                                ------------------
MINNESOTA (3.34%)
   City of Duluth Economic Authority, 3.45%,
      6/1/19,
      LOC Credit Local De France                   5,100,000(b)          5,100,000
   City of Duluth Tax Increment Revenue,
      3.10%, 9/1/10,
      LOC Wachovia Bank                            1,500,000(b)          1,500,000
   Minneapolis/St. Paul State Housing &
      Redevelopment Authority, 3.50%,
      8/15/25, FSA Insured                         4,000,000(b)          4,000,000
   St. Paul Housing and Redevelopment
      Authority (Science Museum of MN
      Project), 3.05%-3.15%, 5/1/27, LOC U.S.
      Bank                                         5,500,000(b)          5,500,000
   University of Minnesota, 3.45%, 2/15/00,
      Prerefunded                                    501,120               503,625
                                                                ------------------
                                                                        16,603,625
                                                                ------------------
MISSISSIPPI (2.75%)
   Business Finance Corporation (Mississippi
      College Project), 3.20%, 2/1/09, LOC
      Bank of America                              6,400,000(b)          6,400,000
   Claiborne County PCR, 3.35%, 8/6/99,
      Guaranty: Nat'l Rural Utilities
      Cooperative Finance Corp.                    2,700,000             2,700,000
   Hospital Equipment Finance Authority
      Revenue (Baptist Medical Center),
      3.10%, 7/1/12, LOC Rabobank                  1,200,000(b)          1,200,000
   State Highway Revenue Series #39, 3.10%,
      2/1/00, Prerefunded                          2,745,840             2,323,666
   Tupelo School District, 3.20%, 12/1/99,
      AMBAC Insured                                1,050,000             1,053,232
                                                                ------------------
                                                                        13,676,898
                                                                ------------------
MISSOURI (3.06%)
   Kansas City IDA Hospital Revenue (Resh
      Health Services), 3.40%, 10/15/14, MBIA
      Insured                                      2,100,000(b)          2,100,000
   Kansas City Municipal Assistance
      Corporation (Leasehold H Roe Bartle),
      3.25%, 4/15/00, Prerefunded and
      Escrowed in Governments                      1,300,000             1,359,970

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
MISSOURI (CONTINUED)
   State Environmental Improvement & Energy
      Resource Authority PCR, 3.20%, 8/23/99,
      LOC Union Bank of Switzerland             $  1,700,000    $        1,700,000
   State Health and Education Facilities
      Authority Revenue Series A
      (Christian Health Services Project),
      3.10%, 11/1/19,
      LOC Morgan Guaranty                          1,000,000(b)          1,000,000
   State Health and Education Facilities
      Authority Revenue
      (Kirkwood School District), 3.65%,
      9/13/99                                      2,375,000             2,376,613
   State Health and Education Facilities
      Authority Revenue
      (St. Francis Medical Center), 3.45%,
      6/1/26,
      LOC Credit Local de France                   6,700,000(b)          6,700,000
                                                                ------------------
                                                                        15,236,583
                                                                ------------------
MONTANA (1.83%)
   State Health Facilities Authority Revenue
      Bonds Series A
      (Health Care Pooled Loan Program),
      3.05%, 12/1/15, FGIC Insured                 9,105,000(b)          9,105,000
                                                                ------------------
NEVADA (1.50%)
   Clark County Airport System Refunding
      Revenue Bonds,
      3.00%, 7/1/25, LOC Toronto Dominion
      Bank                                         3,000,000(b)          3,000,000
      3.00%, 7/1/12, MBIA Insured                  4,445,000(b)          4,445,000
                                                                ------------------
                                                                         7,445,000
                                                                ------------------
NEW JERSEY (0.24%)
   Economic Development Authority (Volvo
      American Corp.), 3.41%, 12/1/04, LOC
      Credit Suisse                                1,200,000(b)          1,200,000
                                                                ------------------
NEW YORK (0.20%)
   New York City G.O., 3.50%, 10/01/20, FGIC
      Insured                                      1,000,000(b)          1,000,000
                                                                ------------------
NORTH CAROLINA (4.92%)
   Educational Facility Finance Agency
      (Gardner Webb University),
      3.10%, 7/1/17, LOC First Union Bank          5,870,000(b)          5,870,000
   Haywood Regional Medical Center, 3.10%,
      5/1/17, LOC First Union Bank                 4,885,000(b)          4,885,000
   State Medical Care Commission Hospital
      (Angel Medical Care Center), 3.10%,
      10/1/16, LOC First Union                     3,600,000(b)          3,600,000
   State Medical Center Commission Revenues
      (Carol Woods Project), 3.45%, 4/1/21,
      LOC Bank of America                          4,300,000(b)          4,300,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
NORTH CAROLINA (CONTINUED)
   State Medical Care Commission (Carolina
      Meadows Project), 3.45%, 6/1/28, LOC
      Wachovia Bank                             $  1,800,000(b) $        1,800,000
   University of North Carolina Revenue,
      3.20%, 11/1/16,
      LOC Wachovia Bank                            4,000,000(b)          4,000,000
                                                                ------------------
                                                                        24,455,000
                                                                ------------------
OHIO (4.08%)
   Warren County Ohio Health Care Facility
      (Otterbein Homes), 3.15%, 7/1/23, LOC
      Fifth Third Bank                            20,300,000(b)         20,300,000
                                                                ------------------
OKLAHOMA (0.32%)
   City of Moore G.O., 3.40%, 4/1/00, MBIA
      Insured                                        600,000               602,325
   Garfield County Industrial Authority PCR,
      3.20%, 1/1/25,
      Guaranty: Oklahoma Gas & Electric            1,000,000(b)          1,000,000
                                                                ------------------
                                                                         1,602,325
                                                                ------------------
PENNSYLVANIA (4.88%)
   Allegheny County Hospital Revenue, 3.15%,
      8/6/99, LOC PNC Bank                         5,200,000             5,200,000
   Dauphin County General Authority, 3.35%,
      6/1/00, AMBAC Insured                          750,000               750,300
   Philadelphia Water and Wastewater Revenue,
      3.05%, 8/1/99,
      AMBAC Insured                                1,000,000             1,000,000
   Quakertown Hospital Authority, 3.25%,
      7/1/05-7/1/26, LOC PNC Bank                 17,300,000(b)         17,300,000
                                                                ------------------
                                                                        24,250,300
                                                                ------------------
SOUTH CAROLINA (1.73%)
   State Housing Finance and Development
      Authority, 3.15%, 7/1/07,
      LOC First Union Bank                         2,120,000(b)          2,120,000
   York County PCR, 3.20%-3.35%,
      9/15/99-10/6/99,
      Guaranty: Duke Power Company                 6,500,000             6,500,000
                                                                ------------------
                                                                         8,620,000
                                                                ------------------
TENNESSEE (2.74%)
   Clarksville Public Building Authority,
      3.00%, 7/1/13, MBIA Insured                  1,911,000(b)          1,911,000
   Montgomery County Public Building
      Authority, 3.20%, 7/1/15,
      LOC NationsBank                              5,500,000(b)          5,500,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
TENNESSEE (CONTINUED)
   Nashville and Davidson County Health and
      Education Facility, 3.20%, 8/1/18, LOC
      NationsBank                               $  6,200,000(b) $        6,200,000
                                                                ------------------
                                                                        13,611,000
                                                                ------------------
TEXAS (7.12%)
   Austin Independent School District, 3.54%,
      8/1/99, Texas PSF guaranteed                 1,000,000             1,000,000
   Brazos River Harbor Navagation District,
      3.45%, 8/1/22,
      Guaranty: Dow Chemical                       2,400,000(b)          2,400,000
   Brownsville Utility System Revenue Bond,
      3.58%, 9/1/99, AMBAC Insured                 1,000,000             1,001,170
   City of Austin, 3.30%, 10/14/99, LOC
      Morgan Guaranty                              1,000,000             1,000,000
   Coastal Bend Health Facilities, 3.15%,
      8/15/27, LOC First Chicago                     355,000(b)            355,000
   Dallas County Mental Health Center
      Facility Revenue Bond, 3.30%, 9/1/99,
      FSA Insured                                    870,000               871,438
   Grand Prairie G.O., 3.25%, 2/15/00, MBIA
      Insured                                      2,390,000             2,418,254
   Harris County, 3.00%-3.28%, 10/1/99, MBIA
      Insured                                      8,675,000             8,626,620
   Houston Water & Sewer Systems, 3.18%,
      12/1/99, MBIA Insured                          750,000               754,675
   North East Independent School District,
      3.15%, 2/1/00,
      Texas PSF guaranteed                         2,150,000             2,190,621
   Nueces River Authority PCR (Reynolds
      Metals Co. Project), 3.45%, 12/01/99,
      LOC Bank of Nova Scotia                      7,300,000             7,300,000
   Pflugerville ISD, 3.25%, 8/15/99, Texas
      PSF Guaranteed                                 998,771               998,771
   San Antonio Water Revenue Capital
      Appreciation Bonds, 3.35%, 5/1/00,
      Prerefunded                                  2,430,048             2,453,411
   Tarrant County Housing Finance
      Corporation, MFHR - Single Family
      Apartments Project, 3.15%, 11/1/17, LOC
      Suntrust Bank                                4,025,000(b)          4,025,000
                                                                ------------------
                                                                        35,394,960
                                                                ------------------
UTAH (4.34%)
   State Board of Regents Student Loan
      Revenue Bonds Series B, 3.15%, 11/1/00,
      AMBAC Insured                               11,900,000(b)         11,900,000
   State Highway Improvement, 3.15%, 8/16/99,
      LOC State of Utah G.O.                       5,400,000             5,400,000
   State of Utah G.O., 3.05%, 7/1/16,
      Guaranty: State of Utah                      4,300,000(b)          4,300,000
                                                                ------------------
                                                                        21,600,000
                                                                ------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
VERMONT (0.25%)
   State of Vermont G.O., 3.15%, 2/1/00,
      Escrowed in Governments                   $  1,210,000    $        1,255,116
                                                                ------------------
WASHINGTON (2.13%)
   State Housing Finance Commission, 3.40%,
      1/1/21, LOC U.S. Bank                        8,100,000(b)          8,100,000
   State of Washington G.O., 3.55%, 8/1/00,
      Prerefunded                                  2,476,560             2,475,732
                                                                ------------------
                                                                        10,575,732
                                                                ------------------
WEST VIRGINIA (0.20%)
   Weirton Hospital Building, 3.10%, 12/1/99,
      AMBAC Insured                                1,000,000             1,007,183
                                                                ------------------
WISCONSIN (1.83%)
   La Crosse IDA (Dairyland Power
      Cooperative), 3.40%, 9/1/14-2/1/15,
      AMBAC Insured                                9,100,000(b)          9,100,000
                                                                ------------------
WYOMING (0.34%)
   Converse County PCR, 3.35%, 8/4/99, LOC
      Deutsche Bank                                1,400,000             1,400,000
   Uinta County, 3.40%, 8/15/20, Guaranty:
      Chevron Inc.                                   300,000(b)            300,000
                                                                ------------------
                                                                         1,700,000
----------------------------------------------------------------------------------
Total Investments in Securities (cost:
$495,442,943) (d)                                               $      495,442,943
----------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1999. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c) Portfolio abbreviations: AMBAC - American Municipal Bond Association Corporation
                        FGIC - Financial Guaranty Insurance Corporation
                        FHLMC - Federal Home Loan Mortgage Corporation
                        FSA - Financial Security Assurance Corporation
                        G.O. - General Obligation
                        GECC - General Electric Capital Corporation
                        IDA - Industrial Development Authority
                        LOC - Letter of Credit
                        MBIA - Municipal Bond Insurance Association
                        MFHR - Multi-Family Housing Revenue
                        PCR - Pollution Control Revenue
                        PSF - Permanent School Fund

(d)  Also represents cost for federal income tax purposes.

INSTITUTIONAL PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 1999

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
      (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (97.88%):
----------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS (2.96%)
   Archer Daniels Midland Company, 5.35%,
      1/18/00                                   $  1,740,000    $        1,696,041
   Cargill Inc., 5.12%, 9/3/99                     7,520,000             7,484,706
                                                                ------------------
                                                                         9,180,747
                                                                ------------------
BANKS - DOMESTIC (19.40%)
   Branch Banking and Trust Company, 5.03%,
      9/15/99                                      2,000,000             2,002,534
   Chemical Bank, 5.40%, 11/02/99, LOC Chase
      Manhattan                                    5,000,000(d)          5,004,959
   Comerica Bank, 5.13%, 7/13/00                  10,000,000(d)          9,996,254
   First National Bank of Chicago, 5.15%,
      9/2/99                                       6,260,000             6,260,000
   First Union National Bank, Charlotte,
      5.05%, 11/10/99                              5,300,000(d)          5,300,000
   Key Bank N.A., Cleveland, 5.01%-5.75%,
      2/18/00-4/25/00                             12,000,000(d)         12,011,131
   Regionsbank N.A., Birmingham, 4.87%,
      8/18/99                                      9,900,000             9,900,000
   Southtrust Bank N.A., Birmingham, 5.13%,
      9/20/99                                      9,700,000             9,700,000
                                                                ------------------
                                                                        60,174,878
                                                                ------------------
BANKS - OTHER (5.87%)
   Petroleo Brasileiro, S.A., 5.09%, 8/20/99,
      LOC Barclays Bank                            8,730,000             8,706,548
   Royal Bank of Canada, 5.04%, 2/8/00             4,000,000             3,999,092
   Union Bank of Switzerland A.G, 5.29%,
      3/1/00                                       5,500,000             5,500,156
                                                                ------------------
                                                                        18,205,796
                                                                ------------------
CHEMICALS (10.10%)
   Air Products and Chemicals, Inc.,
      5.15%-6.01%, 10/25/99-12/15/99              14,880,000            14,826,995
   Dow Chemical, 5.10%, 8/2/99                     5,500,000             5,499,221
   Henkel Corporation, 4.79%, 8/10/99             11,000,000(c)         10,986,828
                                                                ------------------
                                                                        31,313,044
                                                                ------------------
DRUGS AND COSMETICS (4.84%)
   American Home Products Corporation, 5.11%,
      2/15/00                                      1,000,000             1,013,171
   Schering Corporation, 4.98%, 8/3/99            14,000,000            13,996,127
                                                                ------------------
                                                                        15,009,298
                                                                ------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------
FINANCIAL - AUTO (0.64%)
   Toyota Motor Credit Corporation, 5.14%,
      9/23/99                                   $  2,000,000(d) $        1,999,892
                                                                ------------------
FINANCIAL - DIVERSIFIED BUSINESS (23.82%)
   American General Finance Corporation,
      5.15%, 2/15/00                               4,000,000             4,057,322
   Associates Corporation of North America,
      5.10%, 9/17/99                               1,500,000             1,502,271
   Household Finance Corporation,
      5.38%-5.40%, 8/16/99-4/27/00                15,500,000(d)         15,515,280
   Merrill Lynch & Co., 5.14%-5.50%,
      3/3/00-3/6/00                               15,000,000(d)         15,019,604
   Morgan (J.P.) and Company, 5.02%-5.13%,
      8/9/99-5/18/00,
      Guaranty: Morgan Guaranty                   14,150,000(d)         14,139,106
   Morgan Stanley Dean Witter Discover,
      5.43%-7.50%, 9/1/99-3/1/00                  11,000,000(d)         11,025,425
   Norwest Financial, 6.00%, 8/1/99                1,000,000             1,000,000
   Wells Fargo & Company, 5.01%, 8/10/99          11,645,000            11,630,415
                                                                ------------------
                                                                        73,889,423
                                                                ------------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (8.73%)
   Monte Blanc Capital Corporation, 5.08%,
      8/6/99, LOC UBS & MBIA                      11,660,000(c)         11,651,773
   Park Avenue Receivables, 5.25%, 9/9/99,
      LOC Chase Manhattan                         10,000,000             9,943,125
   Preferred Receivables Funding Corporation,
      5.25%, 8/5/99                                5,500,000(c)          5,496,792
                                                                ------------------
                                                                        27,091,690
                                                                ------------------
FOOD AND BEVERAGE (1.85%)
   H.J. Heinz, 5.08%, 8/20/99                      4,750,000             4,737,265
   Sara Lee Corporation, 6.70%, 9/9/99             1,000,000             1,001,374
                                                                ------------------
                                                                         5,738,639
                                                                ------------------
HOUSEHOLD PRODUCTS (1.87%)
   Fortune Brands, Inc., 5.00%-5.10%,
      8/2/99-8/9/99                                5,790,000(c)          5,788,201
                                                                ------------------
MANUFACTURING (1.79%)
   Caterpillar Financial Services Inc.,
      5.80%, 3/15/00                               5,550,000             5,553,026
                                                                ------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER                         AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------
OIL SERVICES (8.39%)
   American Petrofina Holding Company, 5.02%,
      8/16/99
      Guaranty: Petrofina S.A.                  $ 17,600,000    $       17,563,186
   Halliburton Company, 4.89%, 8/10/99             8,485,000             8,474,627
                                                                ------------------
                                                                        26,037,813
                                                                ------------------
TELECOMMUNICATIONS (3.22%)
   AT&T Company, 5.27%, 7/13/00                   10,000,000(d)          9,996,208
                                                                ------------------
TRUCKING (4.40%)
   United Parcel Services of America, 5.15%,
      8/2/99                                      13,635,000            13,633,048
----------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate
    Obligations (cost: $303,611,703)                            $      303,611,703
----------------------------------------------------------------------------------

GOVERNMENT & AGENCIES SECURITIES (1.61%):
----------------------------------------------------------------------------------
   Federal Home Loan Bank, 4.90%, 1/14/00          5,000,000             5,000,000
----------------------------------------------------------------------------------
Total Government & Agencies Securities (cost:
    $5,000,000)                                                 $        5,000,000
----------------------------------------------------------------------------------
Total Investment in Securities (cost:
$308,611,703) (b)                                               $      308,611,703
----------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 1999.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 1999

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
      (Percentages of each investment category relate to total net assets.)
CALIFORNIA (0.25%)
   Oakland-Alameda County, 3.30%, 2/1/00, LOC
      CIBC                                      $130,000        $          130,703
                                                                ------------------
COLORADO (1.79%)
   Health Facilities Authority Revenue
      (Visiting Nurses), 3.40%, 7/1/22,
      LOC Norwest Bank                           950,000(b)                950,000
                                                                ------------------
DELAWARE (0.19%)
   Delaware Valley Regional Finance
      Authority, 3.05%, 12/1/20,
      LOC Credit Suisse                          100,000(b)                100,000
                                                                ------------------
FLORIDA (8.47%)
   Florida Housing Finance Agency
      (Multifamily Housing Monterey Meadows),
      3.05%, 12/1/07, LOC Citibank              2,500,000(b)             2,500,000
   Hillsborough County Florida Utility,
      3.12%, 8/1/99, MBIA Insured               1,000,000                1,000,000
   West Orange Memorial Hospital, 3.10%,
      8/10/99, LOC Rabobank Nederland           1,000,000                1,000,000
                                                                ------------------
                                                                         4,500,000
                                                                ------------------
GEORGIA (11.48%)
   De Kalb Private Hospital Authority, 3.05%,
      3/1/24, LOC Suntrust Bank                 3,200,000(b)             3,200,000
   Municipal Electric Authority, 3.15%,
      1/1/26, LOC ABN-AMRO                      2,900,000(b)             2,900,000
                                                                ------------------
                                                                         6,100,000
                                                                ------------------
ILLINOIS (7.23%)
   Cook County G.O., 3.10%, 11/1/99, AMBAC
      Insured                                    720,000                   725,517
   Education Facility Authority (Cultural
      Pool Program), 3.10%, 12/1/25,
      LOC First National Bank of Chicago         615,000(b)                615,000
   Health Facilities Authority Revenue,
      3.20%, 11/1/15,
      LOC First National Bank of Chicago         500,000(b)                500,000
   Joliet Regional Port District IDR Bonds,
      3.50%, 7/15/03,
      Guaranty: Dow Chemical                    2,000,000(b)             2,000,000
                                                                ------------------
                                                                         3,840,517
                                                                ------------------
INDIANA (14.11%)
   Health Facilities Financing Authority,
      3.00%, 1/1/22, LOC First Chicago          1,000,000(b)             1,000,000
   Health Facilities Financing Authority
      (Capital Access Designated Pool
      Program), 3.15%, 8/1/06-4/1/13, LOC
      Comerica Bank                             4,500,000(b)             4,500,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
INDIANA (CONTINUED)
   Hospital Equipment Finance Authority,
      3.15%, 12/1/15, First Chicago Insured     $2,000,000(b)   $        2,000,000
                                                                ------------------
                                                                         7,500,000
                                                                ------------------
IOWA (0.75%)
   Higher Education Authority (Palmer
      Chiropractic), 3.55%, 4/1/27,
      LOC Firststar Bank                         400,000(b)                400,000
                                                                ------------------
KENTUCKY (1.46%)
   State Property & Building Commission
      (Project Number 49), 3.40%, 12/1/99,
      Prerefunded                                778,837                   774,592
                                                                ------------------
LOUISIANA (1.13%)
   Louisiana Public Facilities Authority
      (Kenner Hotel), 3.40%, 12/1/15,
      LOC Deutsche Bank                          600,000(b)                600,000
                                                                ------------------
MARYLAND (8.05%)
   Anne Arundel County Port Facilities
      Revenue, 3.35%, 10/14/99,
      Guaranty: Baltimore Gas & Electric        2,380,000                2,380,000
   Montgomery County Housing Opportunity,
      3.15%, 11/1/07, LOC FHLMC                 1,900,000(b)             1,900,000
                                                                ------------------
                                                                         4,280,000
                                                                ------------------
MINNESOTA (5.82%)
   Beltrami County Environmental, 3.40%,
      12/1/21,
      LOC Union Bank of Switzerland              400,000(b)                400,000
   City of Cohasset Revenue and Light
      Project, 3.45%, 6/1/13,
      LOC ABN-AMRO                               800,000(b)                800,000
   City of Duluth Tax Increment Revenue,
      3.10%, 9/1/10, LOC Wachovia Bank          1,300,000(b)             1,300,000
   City of Minneapolis Unlimited Tax G.O.,
      3.25%, 12/1/99                             595,000                   595,000
                                                                ------------------
                                                                         3,095,000
                                                                ------------------
MISSISSIPPI (2.38%)
   Claiborne County PCR, 3.35%, 8/6/99,
      Guaranty: Nat'l Rural Utilities
      Cooperative Finance Corp.                  800,000                   800,000
   State Highway Revenue Series #39, 3.10%,
      2/1/00, Prerefunded                        457,640                   464,733
                                                                ------------------
                                                                         1,264,733
                                                                ------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
MISSOURI (3.76%)
   State Health and Education Facilities
      Authority (St. Francis Medical Center),
      3.45%, 6/1/26, LOC Credit Local De
      France                                    $2,000,000(b)   $        2,000,000
                                                                ------------------
NEVADA (0.56%)
   Clark County Airport System Refunding
      Revenue Notes 3.00%, 7/1/12,
      MBIA Insured                               300,000(b)                300,000
                                                                ------------------
NEW YORK (7.90%)
   New York City G.O. 3.40%, 8/15/18, AMBAC
      Insured                                   1,000,000(b)             1,000,000
   New York City Municipal Water Finance
      Authority, 3.50%, 6/15/23-6/15/25, FGIC
      Insured                                   3,200,000(b)             3,200,000
                                                                ------------------
                                                                         4,200,000
                                                                ------------------
NORTH CAROLINA (0.75%)
   State Medical Care Commission Hospital
      Revenue Bonds, 3.45%, 10/1/13, LOC
      First Union Bank                           400,000(b)                400,000
                                                                ------------------
OHIO (2.45%)
   Warren County Ohio Health Care Facility
      (Otterbein Homes), 3.15%, 7/1/23, LOC
      Fifth Third Bank                          1,300,000(b)             1,300,000
                                                                ------------------
OREGON (0.94%)
   Tri-County Trans Dist, 3.05%, 8/1/99,
      AMBAC Insured                              500,000                   500,000
                                                                ------------------
PENNSYLVANIA (1.51%)
   Quakertown Hospital Authority, 3.25%,
      7/1/05, LOC PNC Bank                       800,000(b)                800,000
                                                                ------------------
SOUTH CAROLINA (3.57%)
   York County PCR, 3.20%-3.25%,
      8/2/99-8/18/99,
      Guaranty: Duke Power Company              1,900,000                1,900,000
                                                                ------------------
TENNESSEE (4.52%)
   Nashville and Davidson County Health and
      Education Facility,
      3.20%, 10/1/26, LOC NationsBank            800,000(b)                800,000
      3.20%, 8/1/18, LOC NationsBank            1,600,000(b)             1,600,000
                                                                ------------------
                                                                         2,400,000
                                                                ------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                 PRINCIPAL            MARKET
            NAME OF ISSUER (c)                     AMOUNT           VALUE (a)
----------------------------------------------------------------------------------
TEXAS (6.40%)
   Grand Prairie Health Facilities
      (Dallas/Fort Worth Medical Center),
      3.10%, 11/1/99, AMBAC Insured             $845,000        $          851,057
   Harris County Housing Finance MFHR, 3.32%,
      9/1/99,
      LOC Bank of Nova Scotia                    230,000                   230,435
   Northside Texas Independent School
      District, 3.13%, 2/1/00, Permanent
      School Fund Guaranteed                    1,385,000                1,420,698
   San Antonio Water Revenue Bonds, 3.35%,
      5/1/00, Prerefunded                        888,500                   897,043
                                                                ------------------
                                                                         3,399,233
                                                                ------------------
VERMONT (1.95%)
   State G.O., 3.12%, 2/1/00, Prerefunded       1,055,890                1,037,516
                                                                ------------------
WASHINGTON (1.88%)
   State Health Care Facilities Authority
      (Fred Hutchinson Cancer Center),
      3.50%, 1/1/29, LOC Bank of America        1,000,000(b)             1,000,000
                                                                ------------------
WYOMING (0.19%)
   Uinta County PCR, 3.40%, 12/1/22,
      Guaranty: Chevron                          100,000(b)                100,000
----------------------------------------------------------------------------------
Total Investments in Securities (cost:
$52,872,294) (d)                                                $       52,872,294
----------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1999. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c) Portfolio abbreviations: AMBAC - American Municipal Bond Association Corporation
                        CIBC - Canadian Imperial Bank of Commerce
                        FGIC - Financial Guaranty Insurance Corporation
                        FHLMC - Federal Home Loan Mortgage Corporation
                        G.O. - General Obligation
                        IDR - Industrial Development Revenue
                        LOC - Letter of Credit
                        MBIA - Municipal Bond Insurance Association
                        MFHR - Multi-Family Housing Revenue
                        PCR - Pollution Control Revenue

(d)  Also represents cost for federal income tax purposes.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Great Hall Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund (funds within Great Hall Investment Funds, Inc.) as of July 31, 1999 and the related statements of operations for the year then ended (period from September 23, 1998 (commencement of operations) to July 31, 1999 for Institutional Tax-Free Money Market Fund) and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1999 for the Prime, U.S. Government and Tax-Free Money Market Funds and for the year ended July 31, 1999 and the period from August 11, 1997 (commencement of operations) to July 31, 1998 for the Institutional Prime Money Market Fund and for the period from September 23, 1998 to July 31, 1999 for Institutional Tax-Free Money Market Fund and the financial highlights for each of the years in the five-year period ended July 31, 1999 for the Prime, U.S. Government and Tax-Free Money Market Funds and for the year ended July 31, 1999 and the period from August 11, 1997 to July 31, 1998 for the Institutional Prime Money Market Fund and for the period from September 23, 1998 to July 31, 1999 for Institutional Tax-Free Money Market Fund. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian or brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund at July 31, 1999, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
September 3, 1999

FEDERAL TAX INFORMATION

Information for federal income tax purposes is presented as an aid for shareholders in reporting the distributions shown below:

Distributions paid during the fiscal year ended July 31, 1999:

                              PRIME
                              MONEY
                           MARKET FUND
                           ------------
                                           U.S. GOV'T      TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                             MONEY          MONEY          MONEY            MONEY
                                          MARKET FUND    MARKET FUND    MARKET FUND      MARKET FUND
                                          ------------   ------------   ------------   ----------------
-----------------------------------------------------------------------------------------------------
      PAYABLE DATE          PER SHARE      PER SHARE      PER SHARE      PER SHARE        PER SHARE
-------------------------------------------------------------------------------------------------------
August 31................    $0.00429       $0.00421       $0.00240       $0.00446         $0.00000
September 30.............     0.00412        0.00405        0.00247        0.00428          0.00079
November 1...............     0.00427        0.00409        0.00244        0.00441          0.00283
November 30..............     0.00378        0.00365        0.00214        0.00392          0.00239
January 3................     0.00440        0.00422        0.00269        0.00458          0.00306
January 31...............     0.00352        0.00341        0.00194        0.00374          0.00216
February 28..............     0.00341        0.00334        0.00167        0.00364          0.00183
March 31.................     0.00369        0.00366        0.00205        0.00396          0.00223
May 2....................     0.00380        0.00373        0.00262        0.00410          0.00244
May 31...................     0.00344        0.00340        0.00223        0.00371          0.00236
June 30..................     0.00357        0.00355        0.00224        0.00386          0.00241
July 31..................     0.00379        0.00377        0.00210        0.00412          0.00222
                           ------------   ------------   ------------   ------------       --------
                             $0.04608       $0.04508       $0.02699       $0.04878         $0.02472
                           ------------   ------------   ------------   ------------       --------
                           ------------   ------------   ------------   ------------       --------

SOURCE OF DISTRIBUTIONS
During the period ending July 31, 1999, 100% of the Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

FEDERAL TAXATION
Exempt interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income but need to be reported on the income tax return for information purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 2000, the Fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

Income distributions for the Prime Money Market Fund, U.S. Government Money Market Fund, and Institutional Prime Money Market Fund are taxable as ordinary dividend income and none qualify for the corporate dividends received deduction. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 2000, each shareholder will receive a breakdown of income earned by investment category on a calendar-year basis.